SUBSEQUENT EVENT (NARRATIVE) (DETAILS) (Subsequent Event [Member], Employee Relocation [Member])	0 Months Ended
Feb. 10, 2015 position
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Transitioned	640
United States [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Transitioned	240